ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS [Abstract]
ACQUISITIONS

(3) ACQUISITIONS

During 2010, the Group completed the acquisitions of the hotel reservation businesses of two PRC-based online travel agencies, Beijing Yuanfang Wangjing Information Consulting Co., Ltd. ("Yuanfang") and Shanxi Sunny China Network Co., Ltd. ("Sunny China") and two train travel information sites. The Group did not acquire any equity interests in these targets. The Group did not complete any acquisitions in 2011.

On December 31, 2012, the Group completed the acquisition of the hotel reservation and air ticketing businesses of a PRC-based travel agency, Beijing Holiday Sunshine Travel Co., Ltd. ("Holsun"), which the Group expected to complement its existing business. The Group did not acquire any equity interests in Holsun. The initial purchase consideration is RMB19,300,000, of which RMB6,000,000 has been paid as of December 31, 2012 and the remaining amount was recognized in "accrued expenses and other current liabilities" in the consolidated balance sheet as of December 31, 2012. The remaining cash consideration is contingent on performance in 2013 of the acquired business, with an upper limit of RMB9,000,000. The Group has estimated and recognized a liability for the contingent consideration at its present value of RMB6,900,334 in "accrued expenses and other current liabilities" in the consolidated balance sheet as at December 31, 2012. The following table summarizes the allocation of the purchase price for the acquisition made for the year ended December 31, 2012.

December 31,
2012
Indemnification asset	371,000
Intangible assets with definite lives	9,850,000
Goodwill	16,350,334
Total purchase consideration	26,571,334

The results of operation of Holsun were not significant and included in the consolidated financial statements since the acquisition date. Neither the results of operations since the acquisition date nor pro forma results of operations of Holsun were presented because the effects of Holsun were not material to the Group's consolidated financial statements.